PREPAID EXPENSES AND OTHER CURRENT ASSETS (TABLES)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Prepaid rental	19,149	20,542
Staff advances and deposits	4,016	7,701
Prepayments to suppliers	4,859	2,615
Others	9,345	10,407

Total	37,369	41,265